Taxes on Income - Schedule of Consolidated Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Profit or Loss [Abstract]
Income before income taxes, as per the statement of operations	$ 146,389	$ 158,865	$ 133,254
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ 33,669	$ 36,539	$ 30,648
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	8,521	3,391	2,081
Effect of different tax rates	1,304	(1,781)	(874)
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(1,403)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	933	691	(1,592)
Taxes in respect of prior years	(1,128)	(942)	558
Uncertain tax positions	914
Tax benefit for a depreciable asset recognized for tax purposes	(1,497)
Other	(854)	875	1,013
Total	$ 40,459	$ 38,773	$ 31,834